Statements of Consolidated Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net sales	$ 11,129,533	$ 10,185,532	$ 9,534,462
Cost of goods sold	5,965,049	5,568,966	5,328,236
Gross profit	5,164,484	4,616,566	4,206,226	[1]
Percent to net sales	46.40%	45.30%	44.10%
Selling, general and administrative expenses	3,822,966	3,467,681	3,259,648	[1]
Percent to net sales	34.30%	34.00%	34.20%
Other general expense - net	37,482	2,519	5,248
Impairment of trademarks			4,086
Interest expense	64,205	62,714	42,788
Interest and net investment income	(2,995)	(3,242)	(2,913)
Other (income) expense - net	(15,400)	936	(9,940)
Income before income taxes	1,258,226	1,085,958	907,309
Income taxes	392,339	333,397	276,275	[1]
Net income	$ 865,887	$ 752,561	$ 631,034
Net income per common share:
Basic (in dollars per share)	$ 8.95	$ 7.41	$ 6.15
Diluted (in dollars per share)	$ 8.78	$ 7.26	$ 6.02

[1]	Includes DOL Settlement of $49,163, net of tax (Cost of goods sold $16,000, Selling, general and administrative expenses $64,000 and tax benefit $30,837), or $.47 per share in the Year ended December 31, 2012.